Contingencies, Commitments, and Responsibilities - Schedule of Performance Bond (Detail)	6 Months Ended
Jun. 30, 2021 HUF (Ft)
Mapfre Compania De Seguros SA [member]
Disclosure of subsidiaries [line items]
From	Apr. 22, 2020
To	Apr. 22, 2022
Amount (UF)	Ft 4,000
Itau chile1 [member]
Disclosure of subsidiaries [line items]
From	Apr. 22, 2021
To	Apr. 22, 2022
Amount (UF)	Ft 16,000